Dividends - Additional Information (Detail) (Subsequent Event [Member], USD $)	1 Months Ended
Nov. 05, 2013
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 05, 2013
Quarterly dividend payment per share	$ 0.13
Record Date	Dec. 31, 2013
Cash dividend payable date	Jan. 17, 2014
Second Installment [Member]
Dividends Payable [Line Items]
Cash dividend payable date	Apr. 17, 2014
Increase in the rate of quarterly cash dividend	$ 0.155